UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS
ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 34.45%

Consumer Discretionary - 4.65%
*	Aeropostale, Inc.	56,500	$541,641	$550,875
*	Digital Generation, Inc.	136,000	1,259,274	1,549,040
				2,099,915
Consumer Staples - 2.47%
	Tesco PLC	198,000	1,120,096	1,116,720
				1,116,720
Energy - 5.22%
*	Gordon Creek Energy, Inc.	27,566	52,224	3,109
*	TETRA Technologies, Inc.	58,500	359,688	723,060
*	Ultra Petroleum Corp.	79,500	1,501,614	1,634,520
				2,360,689
Financials - 5.56%
*	First Acceptance Corp.	335,497	414,187	627,379
*	Lai Sun Development Company Ltd.	43,500,000	1,222,645	1,273,800
	Tower Group International Ltd.	152,000	1,392,765	611,040
				2,512,220
Health Care - 2.60%
*	Itamar Medical Ltd.	215,000	92,837	93,425
*	Transcept Pharmaceuticals, Inc.	300,000	1,288,499	1,077,000
				1,170,425
Industrials - 3.10%
*	Tecumseh Products Co. Cl. A	151,000	587,415	1,313,700
*	Tecumseh Products Co. Cl. B	10,400	35,464	86,736
				1,400,436
Information Technology - 8.05%
	Apple, Inc.	4,574	2,139,322	2,521,326
*	DSP Group, Inc.	128,000	796,778	1,118,720
				3,640,046
Materials - 2.80%
*β	Sandstorm Metals & Energy Ltd.	1,079,000	2,275,374	1,267,503
				1,267,503

	Total Common Stocks (Cost $15,079,823)			15,567,954

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2013
			Shares	Cost	Value (Note 1)

SHORT-TERM INVESTMENT - 45.29%
§	Federated Treasury Obligations Fund, 0.01%		20,466,775	20,466,775	20,466,775

Total Short-Term Investment (Cost $20,466,775)					20,466,775

	Principal		Interest Rate	Maturity Date

CONVERTIBLE BOND - 1.91%
Tower Group International Ltd.	$945,000		5.000%	9/15/2014	$863,494

Total Convertible Bond (Cost $921,205)					863,494

	Principal		Interest Rate	Maturity Date

CORPORATE BONDS - 11.16%
Cenveo Corp.	925,000		8.875%	2/1/2018	936,562
Clayton Williams Energy, Inc.	820,000		7.750%	4/1/2019	844,600
Colossus Minerals, Inc.	3,707,000		0.000%	12/31/2016	1,121,750
Goodrich Petroleum Corp.	1,280,000		8.875%	3/15/2019	1,334,400
Resolute Energy Corp.	770,000		8.500%	5/1/2020	808,500

Total Corporate Bonds (Cost $5,321,792)					5,045,812

	Shares		Dividend Rate
PREFERRED STOCKS - 6.21%
MVC Capital, Inc.	33,000		7.250%		833,580
Oxford Lane Capital Corp.	43,553		8.500%		1,141,960
SandRidge Energy, Inc.	8,200		8.500%		830,250

Total Preferred Stocks (Cost $2,732,020)					2,805,790

Total Value of Investments (Cost $44,521,614) - 99.02%					$44,749,824

Other Assets Less Liabilities - 0.98%					444,707

Net Assets - 100%					$45,194,531

* Non-income producing investment		β	Canadian security
§ Represents 7 day effective yield
					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2013

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	4.65%	$2,099,915
Consumer Staples	2.47%	1,116,720
Energy	5.22%	2,360,689
Financials	5.56%	2,512,220
Health Care	2.60%	1,170,425
Industrials	3.10%	1,400,436
Information Technology	8.05%	3,640,046
Materials	2.80%	1,267,503
Short-Term Investment	45.29%	20,466,775
Convertible Bond	1.91%	863,494
Coporate Bonds	11.16%	5,045,812
Preferred Stocks	6.21%	2,805,790
Total	99.02%	$44,749,824

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,728,985
Aggregate gross unrealized depreciation			(2,500,775)

Net unrealized appreciation			$228,210

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2013

Note 1 - Investment Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,567,954	$15,567,954	$-	$-
Short-Term Investment	20,466,775	20,466,775	-	-
Convertible Bond	863,494		863,494
Corporate Bonds	5,045,812		5,045,812
Preferred Stocks	2,805,790	-	2,805,790	-
Total	$44,749,824	$36,034,728	$8,715,096	$-

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 78.66%

Consumer Discretionary - 14.52%
	Coach, Inc.	2,625	$148,417
	Lowe's Cos., Inc.	1,100	51,513
*	Michael Kors Holdings Ltd.	710	58,050
*	Penn National Gaming, Inc.	1,800	25,452
	Signet Jewelers Ltd.	1,200	91,788
	Target Corp.	1,380	86,567
μ	The Swatch Group AG	1,600	52,384
	VF Corp.	450	106,083
μ	Volkswagen AG	2,400	124,320
			744,574
Consumer Staples - 9.05%
	Diageo PLC	600	75,666
	Kimberly-Clark Corp.	920	98,578
	PepsiCo, Inc.	1,405	117,599
	The Clorox Co.	900	83,277
	The Procter & Gamble Co.	1,068	89,007
			464,127
Energy - 1.84%
	ConocoPhillips	1,300	94,341
			94,341
Financials - 11.29%
	Apollo Global Management LLC	3,600	108,216
*	Gaming and Leisure Properties, Inc.	1,800	84,672
	Medley Capital Corp.	7,750	108,810
*	National Holdings Corp.	427,560	220,193
	The Chubb Corp.	600	57,270
			579,161
Health Care - 20.22%
*	Advaxis, Inc.	25,000	94,000
*	Alcobra Ltd.	5,000	85,250
*	Evoke Pharma, Inc.	4,000	34,680
*	Gilead Sciences, Inc.	2,600	193,752
*	LCA-Vision, Inc.	1,100	4,081
*	PURE Bioscience, Inc.	500,000	625,000
			1,036,763
Industrials - 4.85%
	TAL International Group, Inc.	1,500	79,980
	Textainer Group Holdings Ltd.	4,480	168,538
			248,518
Information Technology - 16.89%
*	3D Systems Corp.	1,900	146,091
	Apple, Inc.	412	227,107
	Corning, Inc.	6,100	104,066
			(Continued)

	SCS Tactical Allocation Fund

	Schedule of Investments
(Unaudited)

	As of November 30, 2013
			Shares		Value (Note 1)

	Information Technology - continued
	MasterCard, Inc.		180		136,101
	RIT Technologies Ltd.		100,000		$172,000
	* Xplore Technologies Corp.		17,214		80,734
					866,099

	Total Common Stocks (Cost $3,186,907)				4,033,583

EXCHANGE TRADED PRODUCTS- 2.80%
	PowerShares Senior Loan Portfolio		5,790		143,824

	Total Exchange Traded Product (Cost $143,334)				143,824

WARRANT - 3.49%
	PURE Bioscience, Inc.		250,000		150,000
	RIT Technologies Ltd.		50,000		29,000

	Total Warrant (Cost $500)				179,000

			Interest	Maturity
	MUNICIPAL BONDS- 0.71%	Principal	Rate	Date
	Cathedral City Public Financing Authority	$25,000	4.125%	8/1/2016	23,096
	York County Industrial Development Authority	15,000	8.500%	12/1/2035	13,277

	Total Municipal Bonds (Cost $37,945)				36,373

	CONVERTIBLE BONDS- 8.80%
	Natixis US Medium-Term Note Program LLC	150,000	13.400%	1/31/2014	151,215
	Natixis US Medium-Term Note Program LLC	150,000	13.600%	12/3/2013	150,900
	Natixis US Medium-Term Note Program LLC	150,000	15.300%	12/31/2013	149,370

	Total Convertible Bonds (Cost $450,000)				451,485

Total Value of Investments (Cost $3,818,686(a)) - 94.46%					$4,844,265

Other Assets Less Liabilities - 5.54%					283,400

	Net Assets - 100%				$5,127,665

μ	American Depository Receipt	The following acronyms are used in this portfolio:
*	Non-income producing investment	AG - Aktiengesellschaft
		LLC - Limited Liability Company

					(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
			Value (Note 1)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,073,825
Aggregate gross unrealized depreciation			(82,845)

Net unrealized appreciation			$990,980

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	14.52%	$744,574
Consumer Staples	9.05%	464,127
Energy	1.84%	94,341
Financials	11.29%	579,161
Health Care	20.22%	1,036,763
Industrials	4.85%	248,518
Information Technology	16.89%	866,099
Exchange Traded Products	2.80%	143,824
Warrant	3.49%	179,000
Municipal Bonds	0.71%	36,373
Convertible Bonds	8.80%	451,485
Total	94.46%	$4,844,265

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,033,583	$4,033,583	$-	$-
Exchange Traded Products	143,824	143,824	-	-
Warrant	179,000	179,000	-	-
Municipal Bonds	36,373	-	36,373	-
Convertible Bonds	451,485	-	451,485	-
Total	$4,844,265	$4,356,407	$487,858	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/James C. Roumell
Date: January 24, 2014	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

/s/Cort F. Meinelschmidt
Date: January 28, 2014	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/James C. Roumell
Date: January 24, 2014	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Craig L. Lukin
Date: January 24, 2014	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

/s/Cort F. Meinelschmidt
Date: January 28, 2014	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund